INCOME TAX EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAX EXPENSES
Schedule of current and deferred components of income taxes

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax expenses	3,527	11,544	21,686
Deferred tax (benefit) expenses	(3,974)	2,044	(4,773)
Income tax (benefit) expenses	(447)	13,588	16,913

Schedule of reconciliation between income tax expenses computed by applying PRC enterprise tax rate before income taxes and actual provision

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Income from operations in the PRC	65,920	126,692	177,311
Income (loss) from overseas entities	1,731	3,371	(15,713)
Income before income tax	67,651	130,063	161,598
Tax expense at PRC enterprise income tax rate of 25%	16,913	32,515	40,400
Income tax on tax holiday(1)	(8,062)	(14,952)	(20,298)
Tax effect of permanent differences(2)	(19,183)	(12,860)	(13,572)
Change in valuation allowance(3)	8,979	11,494	8,227
Effect of share-based compensation	2,934	16	2,467
Effect of income tax in jurisdictions other than the PRC	(2,028)	(2,625)	(311)
Income tax expenses (benefit)	(447)	13,588	16,913
(1)	The income tax on tax holidays represents the effect of preferential income tax rate enjoyed by Guangdong Lizi and Yunmi Hulian. Guangdong Lizi applied for HNTE qualification renewal in 2023. It entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2023 and should apply for HNTE qualification renewal in 2026. Yunmi Hulian applied for the HNTE qualification and obtained approval in December 2021. It is entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2022, and its HNTE status ceased at the ended of 2023.
(2)	The permanent book-tax differences mainly consisted of R&D super deductions.
(3)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance for the years ended December 31, 2022, 2023, and 2024 were provided for net operating loss carry forward of certain group entities which reported loss because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of their future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Schedule of per share effect of tax holidays

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net income per share effect – basic	0.04	0.07	0.10
Net income per share effect – diluted	0.04	0.07	0.10

Schedule of significant components of deferred tax assets

	As of December 31,
	2023	2024
	RMB	RMB
Accrued expenses and others	4,754	9,363
Net operating loss carry forwards	30,356	39,905
Inventories write downs	1,593	388
Deferred income	74	74
Total deferred tax assets	36,777	49,730
Less: valuation allowance	(31,852)	(40,032)
Deferred tax assets, net	4,925	9,698

Schedule of movement of valuation allowance

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	11,379	20,358	31,852
Provided	8,979	11,494	8,180
Balance at end of the year	20,358	31,852	40,032